ORGANIZATION AND BASIS OF PRESENTATION - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2023 USD ($)
Restricted cash
Organization Consolidation And Presentation Of Financial Statements
Assets secured for payment of liabilities	¥ 23,091	¥ 14,695		$ 3,252
Revenue Benchmark | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated Revenue
Organization Consolidation And Presentation Of Financial Statements
Concentration risk percentage	65.30%	68.10%	88.00%
Xiaomi Group [Member] | Electronic equipment
Organization Consolidation And Presentation Of Financial Statements
Assets secured for payment of liabilities	¥ 421,901	¥ 585,005		$ 59,424
Beijing Yunxiang Zhisheng Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Payment towards loans to related parties	10,000
Loan To Zhuhai King Soft Cloud | Beijing Kingsoft Cloud Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Payment towards loans to related parties	¥ 279
Exclusive Purchase Option Agreement With Zhuhai King Soft Cloud And Nominee Shareholders | Beijing Kingsoft Cloud Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Equity Method investment per share purchase price | ¥ / shares	¥ 0.001